Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 3,250,000	$ 3,250,000		$ 3,000,000
Long-lived assets held and used	(49,977)			(54,142)
Total				(44,616,214)	$ (3,857,307)	$ (993,916)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	3,250,000	3,250,000			3,500,000
Long-lived assets held for sale	12,500,000	12,500,000	$ 3,000,000	12,650,000
Total	15,750,000	15,750,000	3,000,000	12,650,000	3,500,000
Long-lived assets held and used	(49,977)	(1,125,243)	(305,607)	(1,333,950)	(714,895)
Total		(1,175,220)	(305,607)	(1,333,950)	(714,895)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	3,250,000	3,250,000			3,500,000
Long-lived assets held for sale	12,500,000	12,500,000	3,000,000	12,650,000
Total	$ 15,750,000	$ 15,750,000	$ 3,000,000	$ 12,650,000	$ 3,500,000